Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Transactions with Related Parties [Abstract]
Schedule of related party transactions
	December 31,	June 30,
	2017	2018
Due to related parties	$(726)	$(258)
Accrued liabilities	$(11,786)	$(816)

	Six-month period ended June 30,
Statements of Operations	2017	2018
Revenues – commission fees	$6,344	$2,928
Drilling units operating expenses	$405	$287
General and administrative expenses	$7,906	$6,482